Buffalo Flexible Income Fund (Prospectus Summary): | Buffalo Flexible Income Fund
Buffalo Flexible Income Fund

Supplement dated September 28, 2012

to the

Buffalo Funds ®

Prospectus dated June 29, 2012

Buffalo Flexible Income Fund (BUFBX)

This supplement amends the Prospectus of the Buffalo Funds dated June 29, 2012, as previously supplemented.

PROSPECTUS

Buffalo Flexible Income Fund

The sub-section entitled “Summary Section—Buffalo Flexible Income Fund—Performance” is revised to include the S&P 500 ® Index as the Fund’s primary benchmark index.  The Average Annual Total Returns table on page 12 is hereby replaced with the following:

Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Buffalo Flexible Income Fund	Return Before Taxes	9.63%	4.41%	6.29%
After Taxes on Distributions Buffalo Flexible Income Fund	Return After Taxes on Distributions	8.78%	3.41%	5.33%
After Taxes on Distributions and Sales Buffalo Flexible Income Fund	Return After Taxes on Distributions and Sale of Fund Shares	6.59%	3.36%	5.01%
S&P 500 ® Index(reflects no deduction for fees, expenses or taxes) Buffalo Flexible Income Fund	S&P 500 ® Index(reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Lipper Mixed-Asset Target Allocation Moderate Funds Index ®(reflects no deduction for fees, expenses or taxes) Buffalo Flexible Income Fund	Lipper Mixed-Asset Target Allocation Moderate Funds Index ®(reflects no deduction for fees, expenses or taxes)	0.37%	1.38%	4.06%
Bank of America Merrill Lynch U.S. High Yield Master II Index ®(reflects no deduction for fees, expenses or taxes) Buffalo Flexible Income Fund	Bank of America Merrill Lynch U.S. High Yield Master II Index ®(reflects no deduction for fees, expenses or taxes)	4.38%	7.34%	8.59%
Lipper Balanced Funds Index ®(reflects no deduction for fees, expenses or taxes) Buffalo Flexible Income Fund	Lipper Balanced Funds Index ®(reflects no deduction for fees, expenses or taxes)	0.74%	1.80%	4.13%

Effective immediately, the S&P 500 ® Index has replaced the Bank of America Merrill Lynch U.S. High Yield Master II Index ® as the primary benchmark index of the Flexible Income Fund to more accurately represent the Fund’s investment approach.  The Lipper Mixed-Asset Target Allocation Moderate Funds Index ® previously replaced the Lipper Balanced Fund Index ® as the secondary benchmark index to more accurately represent the Fund’s investment approach.

Please retain this Supplement with your Prospectus for reference.